Statement to Securityholder

Ally Auto Receivables Trust 2010-5

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2010-5
	Asset Type:	Consumer Retail

2. Factor Summary

3. Interest Summary	Closing Date:	12/10/2010

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2010-5

5. Collateral Summary	Collection Period, Begin:	8/1/2011
	Collection Period, End:	8/31/2011
6. Charge-Off and Delinquency Rates	Determination Date:	9/12/2011
	Distribution Date:	9/15/2011

7. Credit Instruments	ABS Investor Relations - Ally Financial Inc. as Servicer:
	Telephone:	(866) 710-4623
8. Performance Tests	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2010-5

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)

			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1		173,510,000.00	0.00	0.31469	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005RAA9	212,000,000.00	145,442,017.65	0.80	24,300,869.40	96,961.35	24,397,830.75	0.00	0.00	121,141,148.25
A-3	02005RAB7	338,000,000.00	338,000,000.00	1.11	0.00	312,650.00	312,650.00	0.00	0.00	338,000,000.00
A-4	02005RAC5	200,000,000.00	200,000,000.00	1.75	0.00	291,666.67	291,666.67	0.00	0.00	200,000,000.00
B	02005RAD3	26,750,000.00	26,750,000.00	2.45	0.00	54,614.58	54,614.58	0.00	0.00	26,750,000.00
C	02005RAE1	27,730,000.00	27,730,000.00	2.90	0.00	67,014.17	67,014.17	0.00	0.00	27,730,000.00
Deal Totals		977,990,000.00	737,922,017.65		24,300,869.40	822,906.77	25,123,776.17	0.00	0.00	713,621,148.25

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Distribution Factor	Factor	Factor	Shortfall Factor	Factor

A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	686.04725307	114.62674245	0.45736486	115.08410731	0.00000000	571.42051061
A-3	1,000.00000000	0.00000000	0.92500000	0.92500000	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.45833335	1.45833335	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	2.04166654	2.04166654	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.41666679	2.41666679	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-5

Beginning Aggregate Note Pool Factor:	754.52920546
Ending Aggregate Note Pool Factor:	729.68143667

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3. Interest Summary

Class	Accrual	Beginning Note	Note Rate	Target Interest	Actual Interest	Interest Shortfall	Remaining Unpaid
	Methodology	Principal Balance		Distribution	Distribution	Amount	Interest Carryover
						Allocated/(Repaid)	Shortfall
						(1) - (2) = (3)
				(1)	(2)	(3)
A-1	Actual/360	0.00	0.31469	0.00	0.00	0.00	0.00
A-2	30/360	145,442,017.65	0.80	96,961.35	96,961.35	0.00	0.00
A-3	30/360	338,000,000.00	1.11	312,650.00	312,650.00	0.00	0.00
A-4	30/360	200,000,000.00	1.75	291,666.67	291,666.67	0.00	0.00
Class A Totals		683,442,017.65		701,278.02	701,278.02	0.00	0.00

B	30/360	26,750,000.00	2.45	54,614.58	54,614.58	0.00	0.00
C	30/360	27,730,000.00	2.90	67,014.17	67,014.17	0.00	0.00
Deal Totals		737,922,017.65		822,906.77	822,906.77	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-5

4. Collections and Distributions

Collections
Receipts During the Period	28,193,872.01
Administrative Purchase Payments	34,095.16
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	256,463.28
Other Fees or Expenses Paid	0.00
Total Collections	28,484,430.45

Beginning Reserve Account Balance	9,903,757.42
Total Available Amount	38,388,187.87

Distributions
Total Available Amount	38,388,187.87
Basic Servicing Fee	668,003.55
Aggregate Class A Interest Distributable Amount	701,278.02
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	54,614.58
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	67,014.17
Third Priority Principal Distributable Amount	2,017,415.20
Reserve Account Deposit	9,903,757.42
Noteholders' Regular Principal Distributable Amount	22,283,454.20
Indenture Trustee Expenses	0.00
Excess Total Available Amount to the Certificateholders	2,692,650.73

Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-5

5. Collateral Summary

A. Balances
		Original Balance	Beginning Balance	Ending Balance

	Number of Receivables	39,600	34,478	33,926

Deal Totals	Aggregate Receivables Principal Balance	990,375,742.09	760,205,471.85	735,904,602.45

	Aggregate Amount Financed	1,049,503,152.93	801,604,264.63	775,466,703.32

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages
	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon	Average Coupon	Average	Average	Average	Average Life	Average Life	Average Life
				Original Maturity	Original Maturity	Original Maturity
Deal Totals	3.78000000	3.66626746	3.65451517	63.70	63.82	63.82	62.09	53.54	52.55

C. Pool Composition – Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.53%	1.37%	1.40%	1.11%	1.34%	1.08%	1.13%	1.11%	1.03%	1.27%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

6. Charge-Off and Delinquency Rates

A. Current
	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	788,535,483.98	107,388.26	0.1634%	33,926	18	0.0531%
Preceding	813,623,406.81	94,171.93	0.1389%	34,478	15	0.0435%
Next Preceding	838,200,699.77	91,446.89	0.1309%	34,951	23	0.0658%
Three Month Average			0.1444%			0.0541%

Statement to Securityholder

Ally Auto Receivables Trust 2010-5

B. Cumulative
	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate	Delinquency Stratification	Total Accounts	Total Balance
Totals	1,049,503,152.93	542,464.44	0.0517%	31 - 60 days	103	2,798,446.03
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2010-5 related to delinquencies, charge offs or uncollectible accounts.				61 - 90 days	17	390,100.75
				> 90 days	1	41,066.63
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period1	86	1,924,720.05
				Current Period	8	204,734.27
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off2	7	148,926.65
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies.				Ending Inventory	87	1,980,527.67

7. Credit Instruments

A. Reserve Accounts
Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	9,903,757.42	9,903,757.42	0.00	0.00	0.00	9,903,757.42	9,903,757.42

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	Yes
Initial Overcollateralization	12,385,742.09
Current Overcollateralization	22,283,454.20
Overcollateralization Target	22,283,454.20
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2010-5. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2010-5 will perform in the future.